Supplement to the

Fidelity® Convertible Securities Fund (FCVSX), Fidelity Equity-Income II Fund (FEQTX), Fidelity Growth Company Fund (FDGRX), Fidelity Growth Strategies Fund (FDEGX), Fidelity Independence Fund (FDFFX), and Fidelity New Millennium Fund® (FMILX)

Fidelity Convertible Securities Fund is a Class of shares of Fidelity Convertible Securities Fund; Fidelity Equity-Income II Fund is a Class of shares of Fidelity Equity-Income II Fund; Fidelity Growth Company Fund is a Class of shares of Fidelity Growth Company Fund; Fidelity Growth Strategies Fund is a Class of shares of Fidelity Growth Strategies Fund; Fidelity Independence Fund is a Class of shares of Fidelity Independence Fund

Funds of Fidelity Financial Trust and Fidelity Mt. Vernon Street Trust

STATEMENT OF ADDITIONAL INFORMATION

January 29, 2011

Effective immediately, the general research services agreement with Fidelity Research & Analysis Company has been terminated on behalf of the funds.

The following information replaces the similar information for Fidelity Growth Company Fund found in the "Description of the Trust" section beginning on page 50.

Custodians. Citibank, N.A., 111 Wall Street, New York, New York, is custodian of the assets of Fidelity Convertible Securities Fund and Fidelity Growth Company Fund. The Northern Trust Company, 50 South LaSalle Street, Chicago, Illinois, is custodian of the assets of Fidelity Equity-Income II Fund, Fidelity Growth Strategies Fund, and Fidelity Independence Fund. JPMorgan Chase Bank, 270 Park Avenue, New York, New York, is custodian of the assets of Fidelity New Millennium Fund. Each custodian is responsible for the safekeeping of a fund's assets and the appointment of any subcustodian banks and clearing agencies. JPMorgan Chase Bank, headquartered in New York, also may serve as a special purpose custodian of certain assets of Fidelity Convertible Securities Fund, Fidelity Equity-Income II Fund, Fidelity Growth Company Fund, Fidelity Growth Strategies Fund, and Fidelity Independence Fund in connection with repurchase agreement transactions. The Bank of New York Mellon, headquartered in New York, also may serve as a special purpose custodian of certain assets in connection with repurchase agreement transactions. From time to time, subject to approval by a fund's Treasurer, each fund may enter into escrow arrangements with other banks if necessary to participate in certain investment offerings.

FFVSB-11-02  May 5, 2011
1.800200.112

Supplement to the

Fidelity® Growth Company Fund
Class F (FGRFX)

A Fund of Fidelity Mt. Vernon Street Trust

STATEMENT OF ADDITIONAL INFORMATION

January 29, 2011

Effective immediately, the general research services agreement with Fidelity Research & Analysis Company has been terminated on behalf of the fund.

The following information replaces similar information found in the "Description of the Trust" section beginning on page 40.

Custodians. Citibank, N.A., 111 Wall Street, New York, New York, is custodian of the assets of the fund. The custodian is responsible for the safekeeping of the fund's assets and the appointment of any subcustodian banks and clearing agencies. The Bank of New York Mellon and JPMorgan Chase Bank, each headquartered in New York, also may serve as special purpose custodians of certain assets in connection with repurchase agreement transactions. From time to time, subject to approval by a fund's Treasurer, the fund may enter into escrow arrangements with other banks if necessary to participate in certain investment offerings.

GCF-FB-11-02  May 5, 2011
1.918634.102

Supplement to the

Fidelity® Equity-Income II Fund Class K (FETKX), Fidelity Growth Company Fund Class K (FGCKX),
Fidelity Growth Strategies Fund Class K (FAGKX), Fidelity Independence Fund Class K (FDFKX), and
Fidelity Value Strategies Fund Class K (FVSKX)

Fidelity Value Strategies Fund Class K is a Class of shares of Fidelity Advisor Value Strategies Fund

Funds of Fidelity Advisor Series I, Fidelity Financial Trust, and Fidelity Mt. Vernon Street Trust

STATEMENT OF ADDITIONAL INFORMATION

January 29, 2011

Effective immediately, the general research services agreement with Fidelity Research & Analysis Company has been terminated on behalf of the funds.

The following information replaces the similar information for Fidelity Growth Company Fund found in the "Description of the Trusts" section beginning on page 43.

Custodians. Brown Brothers Harriman & Co., 40 Water Street, Boston, Massachusetts, is custodian of the assets of Advisor Value Strategies. Citibank, N.A., 111 Wall Street, New York, New York, is custodian of the assets of Growth Company. The Northern Trust Company, 50 South LaSalle Street, Chicago, Illinois, is custodian of the assets of Equity-Income II, Growth Strategies, and Independence. Each custodian is responsible for the safekeeping of a fund's assets and the appointment of any subcustodian banks and clearing agencies. JPMorgan Chase Bank, headquartered in New York, also may serve as a special purpose custodian of certain assets in connection with repurchase agreement transactions. The Bank of New York Mellon, headquartered in New York, also may serve as a special purpose custodian of certain assets in connection with repurchase agreement transactions. From time to time, subject to approval by a fund's Treasurer, each fund may enter into escrow arrangements with other banks if necessary to participate in certain investment offerings.

K-COM11B-11-02  May 5, 2011
1.881475.104